Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015
Consolidated Balance Sheets
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	100,000,000	100,000,000
Common stock, issued	67,288,142	66,885,082
Common stock, outstanding	67,288,142	66,885,082